Summary of Remuneration of Directors and Other Members of Key Management Personnel (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Share-based compensation	$ 860,379	$ 2,946,849
Directors And Other Members [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits	1,515,993	1,533,393
Share-based compensation	486,571	560,538
Advisory warrants		$ 448,156